PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 153,019	$ 147,617
Right-of-use assets	4,200	4,800
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	8,100	6,800
Assets subject to operating leases	6,200	6,800
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	139,806	137,595
Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	42,879	37,939
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(29,666)	(27,917)
Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,657	16,404
Renewable Power and Transition
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	76,414	66,351
Renewable Power and Transition | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,100	757
Renewable Power and Transition | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	52,279	46,284
Renewable Power and Transition | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	36,324	31,989
Renewable Power and Transition | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(12,189)	(11,922)
Renewable Power and Transition | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,439	7,200
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	52,625	48,546
Infrastructure | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	5,200	3,600
Infrastructure | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	56,560	51,635	$ 39,440
Additions, net of disposals and assets reclassified as held for sale	2,737	2,478
Acquisitions through business combinations, property, plant and equipment	4,141	8,964
Foreign currency translation	(1,953)	753
Infrastructure | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,419	4,137	3,251
Disposals, property, plant and equipment	(4)	0
Foreign currency translation	(127)	101
Fair value changes	1,413	785
Infrastructure | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9,354)	(7,226)	(5,398)
Disposals, property, plant and equipment	341	274
Depreciation expenses	(2,820)	(1,969)
Foreign currency translation	351	(133)
Infrastructure | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,141
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	315	345	384
Additions, net of disposals and assets reclassified as held for sale	61	11
Depreciation expenses	(47)	(43)
Impairment loss recognised in profit or loss, property, plant and equipment	(20)	0
Foreign currency translation	(3)	25
Fair value changes	(21)	(32)
Real Estate | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	80	86
Real Estate | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	545	543	562
Additions, net of disposals and assets reclassified as held for sale	13	(19)
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Foreign currency translation	(11)	0
Fair value changes	0	0
Real Estate | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9	50	58
Additions, net of disposals and assets reclassified as held for sale	0	0
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	(20)	0
Foreign currency translation	0	24
Fair value changes	(21)	(32)
Real Estate | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(239)	(248)	(236)
Additions, net of disposals and assets reclassified as held for sale	48	30
Depreciation expenses	(47)	(43)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Foreign currency translation	8	1
Fair value changes	0	0
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,387	15,835	15,666
Additions, net of disposals and assets reclassified as held for sale	359	1,425
Acquisitions through business combinations, property, plant and equipment	32	239
Depreciation expenses	(1,664)	(1,898)
Impairment loss recognised in profit or loss, property, plant and equipment	(167)	(174)
Foreign currency translation	(1,008)	577
Private Equity and Other | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19,317	22,470	21,548
Additions, net of disposals and assets reclassified as held for sale	(1,908)	(137)
Acquisitions through business combinations, property, plant and equipment	32	239
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Foreign currency translation	(1,277)	820
Private Equity and Other | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(549)	(701)
Private Equity and Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,381)	(5,934)	(5,271)
Additions, net of disposals and assets reclassified as held for sale	1,960	1,469
Acquisitions through business combinations, property, plant and equipment	0	0
Depreciation expenses	(1,664)	(1,898)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Foreign currency translation	257	(234)
Private Equity and Other | Accumulated Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(701)	(611)
Additions, net of disposals and assets reclassified as held for sale	307	93
Acquisitions through business combinations, property, plant and equipment	0	0
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	(167)	(174)
Foreign currency translation	12	(9)
Private Equity and Other [Member] | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	77
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,387	15,835
Private Equity and Other | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	924	1,300
Private Equity and Other | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19,317	22,470
Private Equity and Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,381)	(5,934)
Private Equity and Other | Accumulated Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(549)	(701)
Private Equity and Other | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		240
Asset management
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,278	16,540	15,682
Additions, net of disposals and assets reclassified as held for sale	(509)	685
Acquisitions through business combinations, property, plant and equipment	45	0
Depreciation expenses	(660)	(660)
Impairment loss recognised in profit or loss, property, plant and equipment	(62)	(70)
Foreign currency translation	(256)	(73)
Fair value changes	20	976
Asset management | Change in property, plant and equipment policy [Member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(4,840)	0
Asset management | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,105	16,663	16,281
Additions, net of disposals and assets reclassified as held for sale	(634)	613
Acquisitions through business combinations, property, plant and equipment	45	0
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Foreign currency translation	(301)	(231)
Fair value changes		0
Asset management | Gross carrying amount [member] | Change in property, plant and equipment policy [Member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(4,668)	0
Asset management | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,676	2,464	1,506
Additions, net of disposals and assets reclassified as held for sale	(234)	(34)
Acquisitions through business combinations, property, plant and equipment	0	0
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	(62)	(70)
Foreign currency translation	(36)	86
Fair value changes	20	976
Asset management | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,503)	(2,587)	$ (2,105)
Additions, net of disposals and assets reclassified as held for sale	359	106
Acquisitions through business combinations, property, plant and equipment	0	0
Depreciation expenses	(660)	(660)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Foreign currency translation	81	72
Fair value changes	0	0
Asset management | Accumulated depreciation | Change in property, plant and equipment policy [Member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	304	0
Asset management | Accumulated Impairment | Change in property, plant and equipment policy [Member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(476)	0
Real Estate LP and Other | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 829	$ 1,100